Loans and Leases	12 Months Ended
Dec. 31, 2011
Loans and Leases

Note 6 – Loans and Leases

Amounts outstanding for loans and leases, by segment and class, are shown below.

	DECEMBER 31
(In Millions)	2011	2010
Commercial
Commercial and Institutional	$6,918.7	$5,914.5
Commercial Real Estate	2,981.7	3,242.4
Lease Financing, net	978.8	1,063.7
Non-U.S.	1,057.5	1,046.2
Other	417.6	346.6

Total Commercial	12,354.3	11,613.4

Personal
Residential Real Estate	10,708.9	10,854.9
Private Client	5,651.4	5,423.7
Other	349.3	240.0

Total Personal	16,709.6	16,518.6

Total Loans and Leases	$29,063.9	$28,132.0
Allowance for Credit Losses Assigned to Loans and Leases	(294.8)	(319.6)

Net Loans and Leases	$28,769.1	$27,812.4

Included within the non-U.S., commercial-other, and personal-other classes are short duration advances, primarily related to the processing of custodied client investments, that totaled $1.6 billion and $1.4 billion at December 31, 2011 and 2010, respectively. Demand deposits reclassified as loan balances totaled $191.6 million and $76.6 million at December 31, 2011 and 2010, respectively. Loans classified as held for sale totaled $9.3 million at December 31, 2011 and $2.2 million at December 31, 2010.

The components of the net investment in direct finance and leveraged leases are as follows:

	DECEMBER 31
(In Millions)	2011	2010
Direct Finance Leases:
Lease Receivable	$156.3	$148.4
Residual Value	149.2	176.1
Initial Direct Costs	2.9	1.8
Unearned Income	(44.1)	(44.9)

Investment in Direct Finance Leases	$264.3	$281.4

Leveraged Leases:
Net Rental Receivable	326.0	353.0
Residual Value	622.7	743.8
Unearned Income	(234.2)	(314.5)

Investment in Leveraged Leases	$714.5	$782.3

Lease Financing, net	$978.8	$1,063.7

The following schedule reflects the future minimum lease payments to be received over the next five years under direct finance leases:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2012	$33.9
2013	28.9
2014	25.1
2015	21.4
2016	15.6

Credit Quality Indicators. Credit quality indicators are statistics, measurements or other metrics that provide information regarding the relative credit risk of loans and leases. Northern Trust utilizes a variety of credit quality indicators to assess the credit risk of loans and leases at the segment, class, and individual credit exposure levels.

As part of its credit process, Northern Trust utilizes an internal borrower risk rating system to support identification, approval, and monitoring of credit risk. Borrower risk ratings are used in credit underwriting, management reporting, and the calculation of credit loss allowances and economic capital.

Risk ratings are used for ranking the credit risk of borrowers and the probability of their default. Each borrower is rated using one of a number of ratings models that consider both quantitative and qualitative factors. The ratings models vary among classes of loans and leases in order to capture the unique risk characteristics inherent within each particular type of credit exposure. Provided below are the more significant performance indicator attributes considered within Northern Trust’s borrower rating models, by loan and lease class.

•	Commercial and Institutional: leverage, profit margin, liquidity, return on assets, asset size, and capital levels;
•	Commercial Real Estate: debt service coverage, leasing status, loan-to-value, loan-to-cost, and guarantor support;
•	Lease Financing and Commercial-Other: leverage and profit margin levels;
•	Non-U.S.: entity type, liquidity, size, and leverage;
•	Residential Real Estate: payment history and cash flow-to-debt and net worth ratios;
•	Private Client: cash flow-to-debt, net worth, and leverage; and
•	Personal-Other: cash flow-to-debt and net worth ratios.

While the criteria vary by model, the objective is for borrower ratings to be consistent in both the measurement and ranking of risk. Each model is calibrated to a master rating scale to support this consistency. Ratings for borrowers not in default range from “1” for the strongest credits to “7” for the weakest non-defaulted credits. Ratings of “8” or “9” are used for defaulted borrowers. Borrower risk ratings are monitored and are revised when events or circumstances indicate a change is warranted. Risk ratings are validated at least annually.

Loan and lease segment and class balances at December 31, 2011 and December 31, 2010 are provided below, segregated by borrower ratings into “1 to 3”, “4 to 5”, and “6 to 9”(watch list), categories.

	DECEMBER 31, 2011				DECEMBER 31, 2010
(In Millions)	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL
Commercial
Commercial and Institutional	$3,681.8	$3,029.1	$207.8	$6,918.7	$2,821.5	$2,849.8	$243.2	$5,914.5
Commercial Real Estate	1,247.1	1,467.2	267.4	2,981.7	1,232.8	1,594.3	415.3	3,242.4
Lease Financing, net	547.7	422.3	8.8	978.8	571.6	473.0	19.1	1,063.7
Non-U.S.	519.0	527.3	11.2	1,057.5	430.0	596.5	19.7	1,046.2
Other	241.4	176.2	–	417.6	209.5	137.1	–	346.6

Total Commercial	6,237.0	5,622.1	495.2	12,354.3	5,265.4	5,650.7	697.3	11,613.4

Personal
Residential Real Estate	2,777.1	7,501.0	430.8	10,708.9	2,896.0	7,586.9	372.0	10,854.9
Private Client	3,390.6	2,245.9	14.9	5,651.4	3,326.5	2,064.1	33.1	5,423.7
Other	162.3	187.0	–	349.3	78.1	161.9	–	240.0

Total Personal	6,330.0	9,933.9	445.7	16,709.6	6,300.6	9,812.9	405.1	16,518.6

Total Loans and Leases	$12,567.0	$15,556.0	$940.9	$29,063.9	$11,566.0	$15,463.6	$1,102.4	$28,132.0

Loans and leases in the “1 to 3” category are expected to exhibit minimal to modest probabilities of default and are characterized by borrowers having the strongest financial qualities, including above average financial flexibility, cash flows and capital levels. Borrowers assigned these ratings are anticipated to experience very little to moderate financial pressure in adverse down cycle scenarios.

Loans and leases in the “4 to 5” category are expected to exhibit moderate to acceptable probabilities of default and are characterized by borrowers with less financial flexibility than those in the “1 to 3” category. Cash flows and capital levels are generally sufficient to allow for borrowers to meet current requirements, but have reduced cushion in adverse down cycle scenarios.

Loans and leases in the watch list category have elevated credit risk profiles that are monitored through internal watch lists, and consist of credits with borrower ratings of “6 to 9”. These credits, which include all nonperforming loans and leases, are expected to exhibit minimally acceptable probabilities of default, elevated risk of default, or are currently in default. Borrowers associated with these risk profiles that are not currently in default have limited financial flexibility. Cash flows and capital levels range from acceptable to potentially insufficient to meet current requirements, particularly in adverse down cycle scenarios.

The following tables provide balances and delinquency status of performing and nonperforming loans and leases by segment and class, as well as the total other real estate owned and nonperforming asset balances, as of December 31, 2011 and December 31, 2010.

(In Millions)	CURRENT	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2011
Commercial
Commercial and Institutional	$6,869.2	$15.0	$2.7	$.5	$6,887.4	$31.3	$6,918.7
Commercial Real Estate	2,878.2	10.8	10.3	2.9	2,902.2	79.5	2,981.7
Lease Financing, net	978.8	–	–	–	978.8	–	978.8
Non-U.S.	1,057.5	–	–	–	1,057.5	–	1,057.5
Other	417.6	–	–	–	417.6	–	417.6

Total Commercial	12,201.3	25.8	13.0	3.4	12,243.5	110.8	12,354.3

Personal
Residential Real Estate	10,428.0	67.7	27.6	8.0	10,531.3	177.6	10,708.9
Private Client	5,623.0	15.7	5.7	1.7	5,646.1	5.3	5,651.4
Other	349.3	–	–	–	349.3	–	349.3

Total Personal	16,400.3	83.4	33.3	9.7	16,526.7	182.9	16,709.6

Total Loans and Leases	$28,601.6	$109.2	$46.3	$13.1	$28,770.2	$293.7	$29,063.9

				Total Other Real Estate Owned		$21.2

				Total Nonperforming Assets		$314.9

(In Millions)	CURRENT	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2010
Commercial
Commercial and Institutional	$5,831.2	$16.3	$8.2	$.8	$5,856.5	$58.0	$5,914.5
Commercial Real Estate	3,076.7	24.2	15.7	9.4	3,126.0	116.4	3,242.4
Lease Financing, net	1,063.7	–	–	–	1,063.7	–	1,063.7
Non-U.S.	1,046.2	–	–	–	1,046.2	–	1,046.2
Other	346.6	–	–	–	346.6	–	346.6

Total Commercial	11,364.4	40.5	23.9	10.2	11,439.0	174.4	11,613.4

Personal
Residential Real Estate	10,607.4	76.1	17.2	.9	10,701.6	153.3	10,854.9
Private Client	5,367.8	35.7	13.0	1.9	5,418.4	5.3	5,423.7
Other	240.0	–	–	–	240.0	–	240.0

Total Personal	16,215.2	111.8	30.2	2.8	16,360.0	158.6	16,518.6

Total Loans and Leases	$27,579.6	$152.3	$54.1	$13.0	$27,799.0	$333.0	$28,132.0

				Total Other Real Estate Owned		$45.5

				Total Nonperforming Assets		$378.5

The following tables provide information related to impaired loans by segment and class.

	AS OF DECEMBER 31, 2011			AS OF DECEMBER 31, 2010
(In Millions)	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE
With no related specific allowance:
Commercial and Institutional	$21.4	$24.0	$–	$17.9	$26.1	$–
Commercial Real Estate	46.5	68.0	–	43.7	62.4	–
Residential Real Estate	134.4	162.6	–	111.9	138.1	–
Private Client	1.6	1.9	–	3.7	3.9	–
With a related specific allowance:
Commercial and Institutional	11.9	20.5	8.8	41.7	47.8	19.8
Commercial Real Estate	41.4	50.1	14.1	77.2	88.9	29.5
Residential Real Estate	18.9	26.2	8.9	5.1	5.1	2.4
Private Client	3.3	3.6	1.0	–	–	–
Total:
Commercial	121.2	162.6	22.9	180.5	225.2	49.3
Personal	158.2	194.3	9.9	120.7	147.1	2.4

Total	$279.4	$356.9	$32.8	$301.2	$372.3	$51.7

	YEAR ENDED DECEMBER 31, 2011
(In Millions)	AVERAGE RECORDED INVESTMENT	INTEREST INCOME RECOGNIZED
With no related specific allowance:
Commercial and Institutional	$18.3	$.1
Commercial Real Estate	33.0	.5
Residential Real Estate	111.8	2.1
Private Client	2.2	–
With a related specific allowance:
Commercial and Institutional	23.6	–
Commercial Real Estate	59.8	–
Residential Real Estate	9.7	–
Private Client	2.0	–
Total:
Commercial	134.7	.6
Personal	125.7	2.1

Total	$260.4	$2.7

Note: Average recorded investments in impaired loans are calculated as the average of the month-end impaired loan balances for the period.

Interest income that would have been recorded on nonperforming loans in accordance with their original terms totaled approximately $15.4 million in 2011, $16.0 million in 2010, and $8.0 million in 2009.

The average recorded investment in impaired loans was $253.8 million for the year ended December 31, 2010.

There were $9.7 million and $16.3 million of unfunded loan commitments and standby letters of credit at December 31, 2011 and 2010, respectively, issued to borrowers whose loans were classified as nonperforming or impaired.

Troubled Debt Restructurings. As of December 31, 2011 and December 31, 2010, there were $72.2 million and $33.4 million, respectively, of nonperforming TDRs and $41.1 million and $22.9 million, respectively, of performing TDRs, included within impaired loans.

The following table provides, by segment and class, the number of loans and leases modified in TDRs during the year ended December 31, 2011, and their total recorded investments and unpaid principal balances as of December 31, 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
Commercial
Commercial and Institutional	6	$10.4	$12.1
Commercial Real Estate	16	34.0	42.6

Total Commercial	22	44.4	54.7

Personal
Residential Real Estate	148	32.6	40.4
Private Client	1	–	–

Total Personal	149	32.6	40.4

Total Loans and Leases	171	$77.0	$95.1

Note: Period end balances reflect all paydowns and charge-offs during the year.

TDR modifications primarily involve interest rate concessions, extensions of term, deferrals of principal, and other modifications. Other modifications typically reflect other nonstandard terms which Northern Trust would not offer to non-troubled borrowers. During the year ended December 31, 2011, TDR modifications of loans within the commercial and institutional class were primarily interest rate concessions, deferrals of principal and other modifications; modifications of commercial real estate loans were primarily interest rate concessions, extensions of term and other modifications; and modifications of residential real estate loans were primarily interest rate concessions, deferrals of principal and extensions of term.

The following table provides, by segment and class, the number of loans and leases modified in troubled debt restructurings during the previous 12 months which subsequently became nonperforming during the year ended December 31, 2011 as well as their total recorded investments and unpaid principal balances as of December 31, 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
Commercial
Commercial and Institutional	1	$–	$.4

Total Commercial	1	–	.4

Personal
Residential Real Estate	8	2.1	2.6
Private Client	1	.8	1.1

Total Personal	9	2.9	3.7

Total Loans and Leases	10	$2.9	$4.1

Note: Period end balances reflect all paydowns and charge-offs during the year.

All loans and leases modified in TDRs are evaluated for impairment. The nature and extent of impairment of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance for credit losses.